Significant Accounting Policies - Schedule of Estimated Future Amortization Expense (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 53,848
2018	48,455
2019	27,829
2020	14,061
2021	7,923
Thereafter	21,565
Total	$ 173,681